Stock-Based Compensation - Stock Option Awards - Additional information (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense	$ 1,904	$ 87	$ 3,179	$ 178	$ 490	$ 317
Unamortized value of stock options					$ 803
Unamortized value of stock options, weighted average remaining amortization period					1 year 3 months 18 days
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense	109	$ 87	357	$ 178
Unamortized value of stock options	$ 704		$ 704
Unamortized value of stock options, weighted average remaining amortization period			1 year